Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
Touchstone High Yield Fund Summary
The Fund's Investment Goals
The Touchstone High Yield Fund (the "Fund") seeks to achieve a high level of current income as its primary goal.
Capital appreciation is a secondary consideration.
The Fund's Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone High Yield Fund
Management Fees		0.50%
Shareholder Service Fees		0.20%
Other Operating Expenses	[1]	0.70%
Total Other Expenses		0.90%
Total Annual Fund Operating Expenses	[2]	1.40%
Fee Waiver and/or Expense Reimbursement	[3]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.05%
[1]	Other Operating Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated December 31, 2014.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of Acquired Fund Fees and Expenses, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.05% of average monthly net assets. This expense limitation is effective through April 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Touchstone High Yield Fund	107	409	732	1,649

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

The Fund's Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities. This is a non-fundamental policy that can be changed by the Fund upon 60-days prior notice to shareholders. The Fund generally invests in non-investment-grade debt securities of domestic corporations. Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as "junk bonds", and are considered speculative. They are rated below BBB- by S&P and Fitch or below Baa3 by Moody's.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Sub-Advisor"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

The Fund's Principal Risks

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The prices of the Fund's fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and vice versa. Normally, the longer the Fund's maturity or duration, the more sensitive the value of the Fund's shares will be to changes in interest rates.

•  Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

•  Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed-income securities if interest rates increase as a result could negatively impact the Fund's net asset value.

•  Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that non-investment-grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. Non-investment-grade debt securities may also be less liquid.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the "Advisor") engages one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

The Fund's Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the BofA Merrill Lynch U.S. High Yield Cash Pay Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone High Yield Fund Performance as of December 31

Best Quarter: 2nd Quarter 2009	22.20%
Worst Quarter: 4th Quarter 2008	(18.46)%
The year-to-date return for the Fund as of March 31, 2015 is 2.85%.
Average Annual Total Returns For the periods ended December 31, 2014
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone High Yield Fund	High Yield Fund Return	0.62%	7.40%	6.06%
BofA Merrill Lynch High Yield Cash Pay Index	BofA Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	2.45%	8.87%	7.54%